Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Changes in goodwill [abstract]
Summary of key assumptions used for assessing the recoverable amount of goodwill

	2021	2020

Gold price ($/oz)	$1,800-$1,550	$1,850 - $1,550
Discount rate	5% - 6%	5% - 6%